Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 1,737	$ 1,958	$ 1,818
Short-term lease expense	611	340	110
Continuing Operations
Lessee, Lease, Description [Line Items]
Lease expense included within continuing operations	$ 2,348	$ 2,298	$ 1,928